Rental Equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Rental Equipment
Accumulated depreciation	$ 83,000		$ 26,000	$ 0
Accumulated depreciation	(83,000)		(26,000)	0
Rental equipment impairment charges			98,000
Depreciation of rental equipment	$ 57,000	$ 5,000	$ 26,000